SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 04, 2021	Jun. 28, 2020	Jul. 04, 2021	Jun. 28, 2020	Jan. 03, 2021	Dec. 29, 2019	Dec. 29, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Current income tax expense					$ 110,000	$ 0
Deferred income taxes (benefit)					20,000	(102,000)
Total income tax expense (benefit)	$ 85,000	$ 149,000	$ 135,000	$ 149,000	$ 130,000	$ (102,000)	$ (102,000)